Exhibit 99.1

grant thornton llp 1717 Main Street, Suite 1800 Dallas, TX 75201	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

D 214 561 2300 F 214 561 2370
Board of Directors and Management of Stellantis Financial Services US Corp., First Investors Auto Owner Trust 2022-1, J.P. Morgan Securities LLC and Deutsche Bank Securities Inc.:
We have performed the procedures enumerated below, on certain information with respect to attributes of Stellantis Financial Services US Corp.’s (the “Company”) automobile receivables as of January 31, 2022 (the “Subject Matter”) related to First Investors Auto Trust 2022-1 (the “Issuer”) issuance of certain classes of Notes (the “Securitization Transaction”). The Company is responsible for the data file accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.
The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer, J.P. Morgan Securities LLC (“J.P. Morgan”) and Deutsche Bank Securities Inc. (“Deutsche Bank”) have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.
Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
The procedures we performed on the Automobile Receivables and our findings are as follows. For the purposes of our procedures, we were instructed by the Company that differences of less than $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were deemed to be in agreement. For the purposes of our procedures above, we were instructed by the Company that any differences in the “State” Characteristic that are a result of abbreviations or punctuation were deemed to be in Agreement. For the purposes of our procedures above, we were instructed by the Company that any differences in the “First payment date (scheduled)” Characteristic that are less than or equal to 5 days were deemed to be in agreement.
Unless otherwise indicated, the following are defined for the purposes of our procedures:

●
the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

	●	the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Data File as the

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inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

●	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include the Loan Agreement, Finance Agreement or Automobile Contract (collectively, the "Credit File").

Due diligence agreed-upon procedures

On January 31, 2022, the Company provided us with a computer readable data file (the “Data File”) containing certain characteristics of the automobile receivables (the "Automobile Receivables") included in the Securitization Transaction. We performed the procedures indicated below on the automobile receivables.
J.P. Morgan, on behalf of the Company, selected 150 automobile receivables (the “Sample Receivables”) on a random basis and sent us information pertaining to those receivables in the Data File. For each of the Sample Receivables listed on Appendix A, we performed comparisons for certain characteristics (as identified in Exhibit 1) to certain available source documents (the "Source Documents").

Exhibit 1 Characteristics:

	Characteristic	Source Document
1	Loan number	Credit File
2	Original amount financed	Credit File
3	First payment date (scheduled)	Credit File
4	Original term to maturity	Credit File
5	Monthly payment	Credit File
6	Interest rate	Credit File
7	Vehicle type (new/used)	Credit File
8	State	Credit File
9	Last 4 digits of the VIN	Credit File

For Characteristic 7, “Vehicle type (new/used)” the Company instructed us to perform the following procedures for those Sample Receivables that do not have an indication of new/used within the Source Documents:

-	For any Sample Receivable that is a refinanced loan as indicated by the Source Documents, the “Vehicle type (new/used)” is noted as used

-
Locate an odometer reading within the Source Documents.  If such reading was (i) greater than or equal to 1,500 miles, the model type would be noted as “Used” or if (ii) less than 1,500 miles, the model type would be noted as “New;”

For Characteristic 8, the Company has advised us that the “State” characteristic reflects the current address of a customer.  For those Sample Receivables where a customer has moved and the current State in which they live is different from the State reflected in the Instalment Sales Contract, the Company has instructed us to perform the following additional procedure:

-	compare the state set forth in the database to the corresponding information set forth in the most recent bill identifying the customer’s current address.

For Characteristics 1 through 9, we compared and agreed the information to the Source Documents.  We noted no discrepancies between the Data File and the Source Documents.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our agreed-upon procedures engagement was not conducted for the purpose of the following:

●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
●	Addressing the value of collateral securing any such assets being securitized
●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
●	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

●	Forming any conclusions
●	Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Company, the Issuer, J.P. Morgan, and Deutsche Bank. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.
/s/ Grant Thornton LLP

Dallas, Texas
February 14, 2022

APPENDIX A

APPENDIX A

	File Date	Loan Number
1	1/31/2021	[Redacted}
2	1/31/2021	[Redacted}
3	1/31/2021	[Redacted}
4	1/31/2021	[Redacted}
5	1/31/2021	[Redacted}
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File Date	Loan Number
48	1/31/2021	[Redacted}
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File Date	Loan Number
95	1/31/2021	[Redacted}
96	1/31/2021	[Redacted}
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File Date	Loan Number
142	1/31/2021	[Redacted}
143	1/31/2021	[Redacted}
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